Organization and business overview (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of consolidated financial statements

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
THE GROWHUB LIMITED	April 12, 2024	100%	Cayman Island	Investment holding

THE GROWHUB INNOVATIONS COMPANY LIMITED	April 12, 2024	100%	British Virgin Islands	Investment holding

The GrowHub Innovations Company Pte Ltd	August 17, 2020	100%	Singapore	Investment holding

GrowHub Carbon Pte Ltd (FKA GrowHub (Apac) Pte Ltd)	January 6, 2020	100%	Singapore	Investment holding

GrowHub Capital Pte Ltd (FKA GrowHub Distribution (Singapore) Pte Ltd)	February 11, 2020	100%	Singapore	Distributor of Agri-culture products in Singapore and rest of Asia

GrowHub Trading Pty Ltd	April 3, 2020	100%	Australia	Trading of Agri-culture products

GrowHub Vietnam Limited Liability Company	October 9 ,2024	100%	Vietnam	Blockchain services (product authentication and tracing) and data

GrowHub Malaysia Sdn Bhd	February 28, 2022	100%	Malaysia	Distributor of Agri-culture products in Malaysia

GrowHub Innovation Centre Pty Ltd	March 17, 2022	100%	Australia	Rental and auxiliary services

GrowHub Technologies Pte Ltd	March 23, 2022	100%	Singapore	Blockchain services (product authentication and tracing) and data

GrowHub Japan Co., Ltd	July 30, 2021	100%	Japan	Distributor and trading of Agri-culture products in Japan